Employee Benefits - Schedule of Net Cost for the Period Booked in Profit and loss (Details) - Net cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Cost for the Period Booked in Profit and loss [Line Items]
Service cost	$ 16,483	$ 15,206	$ 10,998
Net interest	20,391	18,632	12,101
Labor cost of past services	(13,880)	(2,528)	(11,244)
Net Cost for the period	22,994	$ 31,310	$ 11,855
Retirement benefits [Member]
Schedule of Net Cost for the Period Booked in Profit and loss [Line Items]
Service cost	6,724
Net interest	9,550
Labor cost of past services	(14,150)
Net Cost for the period	2,124
Termination benefits [Member]
Schedule of Net Cost for the Period Booked in Profit and loss [Line Items]
Service cost	9,759
Net interest	10,841
Labor cost of past services	270
Net Cost for the period	$ 20,870